Derivative Financial Instruments - Offsetting (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 18, 2023 USD ($)	Dec. 18, 2023 EUR (€)
Derivative Financial Instruments
Cash collateral rehypothecated	$ 7	$ 8
Potential reduction in net position of total derivative liabilities	235	220
Potential reduction in net position of total derivative assets	235	220
Unrealized gain (loss)	17	(225)	$ (205)
Foreign Exchange Call Option
Derivative Financial Instruments
Unrealized gain (loss)	12
Fair value of derivatives	62
StreamSets and webMethods | Foreign Exchange Call Option
Derivative Financial Instruments
Notional amount				$ 2,300	€ 2,130
Derivative premium				$ 49
Other Receivables
Derivative Financial Instruments
Right to reclaim cash collateral	11	140
Accounts Payable
Derivative Financial Instruments
Obligation to return cash collateral	$ 7	$ 8